Geographic Information	12 Months Ended
Dec. 31, 2017
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION
NOTE 10:	GEOGRAPHIC INFORMATION

The Company manages its business on a basis of one reportable segment and follows the requirements of ASC 280 “Segment Reporting”.

a.	Revenues from external customers:

	Year ended December 31,
	2017	2016	2015

United States	$12,407	$12,921	$11,424
Europe	12,992	12,446	10,786
Asia Pacific	2,724	2,696	3,436
Israel	2,397	2,832	1,958
Other	279	88	158

	$30,799	$30,983	$27,762

b.	The Company’s net amount of property and equipment is as follows:

	December 31
	2017	2016

Israel	$685	$751
United States	1,490	1,036
Germany	287	181
Other	325	113

	$2,787	$2,081